Portfolio of Investments – as of March 31, 2026 (Unaudited)
Vaughan Nelson Small Cap Fund

Shares	Description	Value (†)
Common Stocks — 91.3% of Net Assets
	Aerospace & Defense — 3.7%
112,130	ATI, Inc.(a)	$16,310,430
123,870	Hexcel Corp.	10,024,799
65,360	Huntington Ingalls Industries, Inc.	24,830,264
		51,165,493
	Banks — 11.6%
181,845	Ameris Bancorp	14,182,091
413,485	Columbia Banking System, Inc.	11,341,894
104,002	Cullen/Frost Bankers, Inc.	14,256,594
409,840	First Financial Bancorp	11,426,339
249,325	Glacier Bancorp, Inc.	11,137,348
503,970	Old National Bancorp	11,137,737
208,379	Prosperity Bancshares, Inc.	13,998,901
148,933	Southstate Bank Corp.	13,779,281
98,925	UMB Financial Corp.	11,157,751
279,250	United Bankshares, Inc.	11,566,535
364,195	United Community Banks, Inc.	11,468,501
82,765	Wintrust Financial Corp.	11,499,369
175,870	WSFS Financial Corp.	11,512,450
		158,464,791
	Beverages — 2.0%
142,530	Coca-Cola Consolidated, Inc.	27,328,702
	Building Products — 4.2%
89,575	Carlisle Cos., Inc.	29,884,011
47,640	CSW Industrials, Inc.	12,414,031
142,380	Owens Corning	15,408,364
		57,706,406
	Capital Markets — 3.2%
869,460	Artisan Partners Asset Management, Inc., Class A	31,639,650
83,765	Houlihan Lokey, Inc.	12,030,329
		43,669,979
	Chemicals — 7.0%
1,103,301	Element Solutions, Inc.	37,666,696
92,977	Hawkins, Inc.	14,281,267
262,995	International Flavors & Fragrances, Inc.	19,080,287
283,235	Sensient Technologies Corp.	24,482,834
		95,511,084
	Commercial Services & Supplies — 2.5%
117,920	Clean Harbors, Inc.(a)	33,811,202
	Construction & Engineering — 1.9%
65,205	Valmont Industries, Inc.	26,053,962
	Construction Materials — 1.3%
94,605	Eagle Materials, Inc.	17,922,917
	Consumer Finance — 2.2%
160,797	FirstCash Holdings, Inc.	30,229,836
	Diversified Telecommunication Services — 0.9%
1,778,800	Lumen Technologies, Inc.(a)	12,362,660
	Electronic Equipment, Instruments & Components — 1.5%
153,650	Sanmina Corp.(a)	19,919,186
	Energy Equipment & Services — 4.1%
840,110	Archrock, Inc.	29,235,828
387,970	Noble Corp. PLC	19,037,688
919,200	TETRA Technologies, Inc.(a)	7,831,584
		56,105,100
	Gas Utilities — 6.1%
848,335	MDU Resources Group, Inc.	17,577,501
227,775	National Fuel Gas Co.	21,401,739
Shares	Description	Value (†)
	Gas Utilities — continued
399,006	Northwest Natural Holding Co.	$21,235,099
252,035	Spire, Inc.	22,819,249
		83,033,588
	Health Care Providers & Services — 1.1%
633,945	Acadia Healthcare Co., Inc.(a)	14,827,974
	Hotels, Restaurants & Leisure — 1.8%
774,250	Norwegian Cruise Line Holdings Ltd.(a)	14,478,475
203,833	Red Rock Resorts, Inc., Class A	10,876,529
		25,355,004
	Household Durables — 2.8%
40,390	Installed Building Products, Inc.	10,709,408
227,040	Meritage Homes Corp.	14,040,154
240,575	Taylor Morrison Home Corp.(a)	14,011,088
		38,760,650
	Insurance — 1.4%
55,300	Hanover Insurance Group, Inc.	9,586,255
135,441	Selective Insurance Group, Inc.	10,210,897
		19,797,152
	Life Sciences Tools & Services — 1.0%
162,045	Revvity, Inc.	14,196,762
	Machinery — 8.1%
120,225	Alamo Group, Inc.	19,833,518
178,750	Federal Signal Corp.	19,330,025
202,100	JBT Marel Corp.	25,842,527
78,279	Lincoln Electric Holdings, Inc.	19,497,734
235,590	Mueller Industries, Inc.	26,103,372
		110,607,176
	Metals & Mining — 1.0%
220,955	Commercial Metals Co.	13,573,266
	Oil, Gas & Consumable Fuels — 6.2%
483,450	Antero Resources Corp.(a)	20,517,618
340,000	Matador Resources Co.	21,481,200
530,302	Murphy Oil Corp.	21,874,958
1,001,260	Permian Resources Corp., Class A	21,346,863
		85,220,639
	Professional Services — 1.9%
143,920	FTI Consulting, Inc.(a)	25,440,738
	Real Estate Management & Development — 2.2%
2,495,665	Cushman & Wakefield Ltd.(a)	30,596,853
	Semiconductors & Semiconductor Equipment — 1.2%
397,710	Photronics, Inc.(a)	16,071,461
	Specialty Retail — 5.1%
957,775	Bath & Body Works, Inc.	17,881,659
967,463	Valvoline, Inc.(a)	32,584,154
930,130	Warby Parker, Inc., Class A(a)	19,597,839
		70,063,652
	Trading Companies & Distributors — 5.3%
183,319	GATX Corp.	31,299,886
186,055	Rush Enterprises, Inc., Class A	12,300,096
106,680	WESCO International, Inc.	29,189,782
		72,789,764
	Total Common Stocks (Identified Cost $1,097,500,222)	1,250,585,997

Exchange-Traded Funds — 5.0%
358,165	iShares Russell 2000 Value ETF (Identified Cost $59,308,153)	67,904,502

Principal Amount	Description	Value (†)
Short-Term Investments — 3.2%
$43,950,625
Tri-Party Repurchase Agreement with Fixed
Income Clearing Corporation, dated 3/31/2026 at
2.150% to be repurchased at $43,953,250 on
4/01/2026 collateralized by $44,036,500
U.S. Treasury Note, 3.875% due 10/15/2027  valued
at $44,829,781 including accrued interest(b)
(Identified Cost $43,950,625)
		$43,950,625
	Total Investments — 99.5% (Identified Cost $1,200,759,000)	1,362,441,124
	Other assets less liabilities — 0.5%	6,408,911
	Net Assets — 100.0%	$1,368,850,035

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of March 31, 2026, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ETF	Exchange-Traded Fund
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2026, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,250,585,997	$ —	$ —	$1,250,585,997
Exchange-Traded Funds	67,904,502	—	—	67,904,502
Short-Term Investments	—	43,950,625	—	43,950,625
Total Investments	$1,318,490,499	$43,950,625	$—	$1,362,441,124

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.